Other Non-current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about other non-current assets [line items]
Other non-current assets	¥ 835,400	¥ 787,807
Intangible assets [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	8,920	11,844	¥ 14,769
Intangible assets [member] | Cost [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	85,908	85,908	85,908
Intangible assets [member] | Accumulated amortization [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	(76,988)	(74,064)	(71,139)
Long-term prepaid expense [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	776,480	775,963	410,190
Long-term prepaid expense [member] | Cost [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	1,995,096	1,726,622	1,069,157
Long-term prepaid expense [member] | Accumulated amortization [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	(1,218,616)	(950,659)	(658,967)
Investment Deposits [Member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	50,000
Investment Deposits [Member] | Cost [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	50,000
Total [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	835,400	787,807	424,959
Total [member] | Cost [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	2,131,004	1,812,530	1,155,065
Total [member] | Accumulated amortization [member]
Disclosure of information about other non-current assets [line items]
Other non-current assets	¥ (1,295,604)	¥ (1,024,723)	¥ (730,106)